Noncontrolling Interests - Narrative (Details) - USD ($) $ in Millions						1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 12, 2024	Jan. 02, 2024	May 29, 2023	Nov. 12, 2022	Nov. 12, 2015	Jul. 31, 2024	Feb. 28, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Jan. 31, 2027	Jun. 05, 2024	May 13, 2024	Nov. 14, 2022	Mar. 31, 2022	May 29, 2018
Redeemable Noncontrolling Interest [Line Items]
Contingency period			5 years
Purchase of noncontrolling interest									$ 7.4	$ 194.6	$ 36.5
Other									0.0	(93.2)	1.7
Incremental compensation expense									0.0	49.2	0.0
Decrease from redemptions									23.4	194.6	55.1
Noncontrolling interest, call period (in days)				30 days
Noncontrolling interests								$ 2.2	28.8	2.2
Accumulated deficit								(1,249.1)	$ (1,418.2)	$ (1,249.1)
Business Combination, Contingent Consideration, Contingency Period			5 years
Three Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Incremental compensation expense								$ 49.2
Percentage of redeemable non controlling interest ownership percentage		25.00%						49.00%	25.00%	49.00%
Recoupable non controlling interest value																	$ 38.3
Deferred compensation																	38.3
Noncontrolling Interest, Increase from Business Combination		$ 194.1							$ 194.1
Three Arts Entertainment | Other Noncurrent Liabilities
Redeemable Noncontrolling Interest [Line Items]
Compensatory portion of non controlling interest									13.5
LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchase of noncontrolling interest		$ 194.1							7.4	$ 194.6	36.5
Other									0.0	(93.2)	1.7
Incremental compensation expense									0.0	49.2	0.0
Decrease from redemptions									23.4	194.6	$ (55.1)
Noncontrolling interest, call period (in days)	30 days			30 days
Noncontrolling interests								$ 2.2	(88.0)	2.2
Accumulated deficit								(3,576.7)	$ (3,534.1)	(3,576.7)
LIONS GATE ENTERTAINMENT CORP [Member] | Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)															25.00%
Settlement of exercised put option							$ 36.5
Decrease from redemptions							55.1
Reduction in accumulated deficit							(18.6)
Subsidiary, Ownership Percentage, Parent, Noncontrolling Owner's Right To Purchase															25.00%
3 Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Contingency period									5 years
Business Combination, Contingent Consideration, Contingency Period									5 years
3 Arts Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Contingency period									5 years
Increase in ownership percentage		25.00%
Due to noncontrolling interest									$ 93.2
Business Combination, Contingent Consideration, Contingency Period									5 years
Pilgrim Media Group | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Initial fair value of redeemable noncontrolling interests					$ 23.4
Portion of noncontrolling interest redeemable after first term, five years after November 12, 2015				37.50%
Redeemable Noncontrolling Interest, Percent Redeemable at First Term				37.50%
3 Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Other										$ 93.2
3 Arts Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)											49.00%
Deferred compensation arrangements																	$ 38.3
Incremental compensation expense								$ 49.2
3 Arts Entertainment | Forecast
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)												24.00%
Subsidiary, Ownership Percentage, Parent, Noncontrolling Owner's Right To Purchase												24.00%
3 Arts Entertainment | Forecast | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)												24.00%
Subsidiary, Ownership Percentage, Parent, Noncontrolling Owner's Right To Purchase												24.00%
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Portion of noncontrolling interest redeemable after first term, five years after November 12, 2015				25.00%
Ownership percentage, parent						12.50%
Accumulated deficit						$ 9.9
Redeemable Noncontrolling Interest, Percent Redeemable at First Term				25.00%
Pilgrim Media Group | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)				25.00%												37.50%
Purchase of noncontrolling interest						13.5
Portion of noncontrolling interest redeemable after first term, five years after November 12, 2015				25.00%											25.00%
Settlement of exercised put option							36.5
Decrease from redemptions						$ 23.4	55.1
Reduction in accumulated deficit							$ 18.6
Ownership percentage, parent						12.50%
Accumulated deficit						$ 9.9
Redeemable Noncontrolling Interest, Percent Redeemable at First Term				25.00%											25.00%
CP LG Library Holdings, LLC
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)													49.00%
Noncontrolling interests									$ 27.3				$ 33.6
CP LG Library Holdings, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)													49.00%
Noncontrolling interests									$ 27.3				$ 33.6
Studio Business [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)														12.20%
Ownership percentage, parent														87.80%